UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012
                                              -----------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

Form 13F File Number: 028-13880
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1077
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille            Colorado Springs, CO             05/15/2012
-----------------------------   ----------------------------   -----------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

No.      Form 13F File Number   Name
01       28-12572               Tradewinds Global Investors, LLC
02       28-05723               Metropolitan West Capital Management, LLC
03       28-01880               Anchor Capital Advisors, INC
04       28-10477               Riversource Investments, LLC
05       28-06213               Eagle Global Advisors, LLC
06       28-04981               Goldman Sachs Group, Inc.
07       28-01204               Wentworth Hauser & Violich, Inc.
08       28-05792               Kayne Anderson Rudnick Investment Management
09       28-10562               AllianceBernstein L.P.
10       28-13577               Riverfront Investment Group, LLC
11       28-05973               Wedgewood Partners, Inc.
12       28-01474               NWQ Investment Management Co, LLC
13                              Macquarie Allegiance Capital
14       28-03477               Madison Investment Advisors Inc
15                              Cincinnati Asset Mgmnt Inc
16       28-06462               Chartwell Investment Partners
17       28-11396               Royal Bank of Canada

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13
                                         ---------------
Form 13F Information Table Entry Total:  33
                                         ---------------
Form 13F Information Table Value Total:  18333
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                            SHARES      SH/    CALL/  INVSTMT                    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP        VALUE  PRN AMT     PRN    PUT    DSCRETN   OTHER MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                         CS  88579y101     13685  153404      SH            Sole                                   153404
BERKSHIRE HATHAWAY INC-DEL CL      CS  84670108        244       2      SH            Sole                                        2
CHEVRON CORPORATION                CS  166764100       131    1218      SH            Sole                                     1218
                                                         3      32      SH            Defined   10                               32
COCA COLA CO                       CS  191216100       120    1626      SH            Sole                                     1626
EXXON MOBIL CORP                   CS  30231g102       201    2322      SH            Sole                                     2322
                                                         2      22      SH            Defined   10                               22
GENERAL ELECTRIC CO                CS  369604103       116    5803      SH            Sole                                     5803
                                                         2      78      SH            Defined   10                               78
GENERAL MILLS INC                  CS  370334104       112    2848      SH            Sole                                     2848
INTERNATIONAL BUSINESS MACHINE     CS  459200101       164     785      SH            Sole                                      785
                                                         2       8      SH            Defined   10                                8
ISHARES BARCLAYS SHORT TREASUR     CS  464288679        19     169      SH            Sole                                      169
ISHARES TR DOW JONES SEL DIVID     CS  464287168         4      71      SH            Sole                                       71
ISHARES TRUST MSCI EAFE INDEX      CS  464287465       596   10853      SH            Sole                                    10853
ISHARES TRUST RUSSELL 1000 GRO     CS  464287614       231    3500      SH            Sole                                     3500
ISHARES TRUST RUSSELL 1000 IND     CS  464287622         8     103      SH            Sole                                      103
ISHARES TRUST RUSSELL 2000 GRO     CS  464287648       718    7531      SH            Sole                                     7531
ISHARES TRUST RUSSELL 2000 IND     CS  464287655       356    4295      SH            Sole                                     4295
ISHARES TRUST RUSSELL 2000 VAL     CS  464287630       634    8690      SH            Sole                                     8690
JOHNSON & JOHNSON                  CS  478160104       140    2128      SH            Sole                                     2128
MCDONALDS CORP                     CS  580135101       152    1545      SH            Sole                                     1545
                                                         2      19      SH            Defined   10                               19
MICROSOFT CORP                     CS  594918104       186    5766      SH            Sole                                     5766
                                                         3      83      SH            Defined   10                               83
PEPSICO INC                        CS  713448108       106    1600      SH            Sole                                     1600
PROCTER & GAMBLE CO                CS  742718109       157    2329      SH            Sole                                     2329
SPDR S&P 500 ETF TR UNIT SER I     CS  78462f103        78     557      SH            Sole                                      557
SPDR SER TR BARCLAYS 1-3 MONTH     CS  78464a680        19     408      SH            Sole                                      408
SPDR SER TR S&P DIVIDEND ETF       CS  78464a763         4      70      SH            Sole                                       70
TEXAS INSTRUMENTS INCORPORATED     CS  882508104       111    3300      SH            Sole                                     3300
VANGUARD SPECIALIZED FUNDS VAN     CS  921908844         4      68      SH            Sole                                       68
                                                        24     407      SH            Defined   10                              407